Shareholder Report, Line Graph (Details) 74200000400_Templeton Global Smaller Companies Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 15,877	$ 15,695	$ 13,408	$ 12,063	$ 16,700	$ 11,768	$ 10,888	$ 11,946	$ 10,936	$ 9,450	$ 17,599
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	26,721	23,076	18,694	16,406	19,504	15,161	13,011	13,048	11,711	10,000	$ 32,693
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index-NR
Accumulated Value	$ 21,553	$ 19,076	$ 16,424	$ 15,113	$ 18,595	$ 13,108	$ 12,181	$ 13,362	$ 11,689	$ 10,000	$ 26,379